SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2016
Buildings
Property, Plant and Equipment [Line Items]
Useful Lives	20 years
Machinery equipment
Property, Plant and Equipment [Line Items]
Useful Lives	3-10 years
Transportation equipment
Property, Plant and Equipment [Line Items]
Useful Lives	4 years
Office equipment
Property, Plant and Equipment [Line Items]
Useful Lives	3-5 years